Cover Page	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Griffin Capital Essential Asset REIT, Inc.
Entity Central Index Key	0001600626
Entity Small Business	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false